Operating Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Concentration Risk [Line Items]
Provision for doubtful accounts, net	$ (674)		$ 371		$ 274
Charge off provision for doubtful accounts	308
Allowances for doubtful accounts	$ 270		$ 1,252		$ 881		$ 607
Sales Revenue, Net [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.80%		12.80%		12.70%
Sales Revenue, Net [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	10.60%		13.60%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.80%		10.20%		10.40%
Sales Revenue, Net [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.80%			[1]		[1]
Sales Revenue, Net [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.90%			[1]		[1]
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.50%		22.20%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.90%			[1]
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%		14.80%

[1]	Less than 10%